Loans (Average Recorded Investments In Impaired Loans And Related Amount Of Interest Recognized) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	$ 12,802		$ 19,693
Impaired Financing Receivable, Interest Income, Accrual Method	621		794
Impaired financing receivable average recorded investment, guaranteed by Small Business Administration	1,200		953
Small Business Administration Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	3,028	[1]	3,244	[1]
Impaired Financing Receivable, Interest Income, Accrual Method	256	[1]	197	[1]
Small Business Administration, 504 Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	3,042		5,066
Impaired Financing Receivable, Interest Income, Accrual Method	109		173
Commercial Other Receivable [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	323		1,461
Impaired Financing Receivable, Interest Income, Accrual Method	2		100
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	6,336		9,751
Impaired Financing Receivable, Interest Income, Accrual Method	231		324
Commercial Real Estate Construction Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	73		171
Impaired Financing Receivable, Interest Income, Accrual Method	$ 23

[1]	Balances are reduced by the average amount guaranteed by the SBA of $1.2 million and $953 thousand for years ended December 31, 2014 and 2013, respectively.